PROVISION FOR ENVIRONMENTAL REHABILITATION - Decommissioning Restoration and Rehabilitation Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Opening balance	R 517.7	R 570.8
Unwinding of provision	46.2	45.0	R 44.7
Change in estimate of environmental rehabilitation recognised in profit or loss	(7.1)	(2.2)	(12.4)
Change in estimate of environmental rehabilitation recognised to decommissioning asset	20.4	(67.2)
Environmental rehabilitation payments to reduce the liability	(15.1)	(28.7)
Closing balance	562.1	517.7	R 570.8
Ongoing rehabilitation expenditure	(26.8)	(31.6)
Total cash spent on environmental rehabilitation	(41.9)	(60.3)
To reduce decommissioning liabilities
Disclosure of other provisions [line items]
Environmental rehabilitation payments to reduce the liability	(13.8)	(25.4)
To reduce restoration liabilities
Disclosure of other provisions [line items]
Environmental rehabilitation payments to reduce the liability	R (1.3)	R (3.3)